Baird Chautauqua International Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Canada - 8.5%
Insurance - 3.4%
Fairfax Financial Holdings Ltd.	28,460	35,934,998
		$–
Software - 5.1%
Constellation Software, Inc.	16,522	53,573,695
Total Canada		89,508,693

China - 15.8%
Biotechnology - 4.0%
BeiGene Ltd. - ADR (a)	187,913	42,188,348
		$–
Broadline Retail - 7.3%
Alibaba Group Holding Ltd. - ADR	251,106	26,647,369
Prosus NV	1,159,164	50,591,096
		77,238,465
Life Sciences Tools & Services - 1.2%
Wuxi Biologics Cayman, Inc. (a)(b)	5,460,540	12,072,435
		$–
Real Estate Management & Development - 3.3%
KE Holdings, Inc. - ADR	1,736,614	34,575,985
Total China		166,075,233

Denmark - 9.8%
Biotechnology - 2.6%
Genmab AS (a)	112,174	27,194,771
		$–
Health Care Equipment & Supplies - 3.4%
Coloplast AS - Class B	270,228	35,223,012
		$–
Pharmaceuticals - 3.8%
Novo Nordisk AS - ADR	338,784	40,339,011
Total Denmark		102,756,794

France - 3.7%
Aerospace & Defense - 3.7%
Safran SA	164,527	38,717,054

Hong Kong - 1.4%
Capital Markets - 1.4%
Hong Kong Exchanges & Clearing Ltd.	355,526	14,523,367

India - 8.8%
Banks - 4.2%
HDFC Bank Ltd. - ADR	703,562	44,014,839
		$–
IT Services - 4.6%
Tata Consultancy Services Ltd.	963,388	49,054,265
Total India		93,069,104

Indonesia - 3.2%
Banks - 3.2%
Bank Rakyat Indonesia Persero Tbk PT	101,562,825	33,217,380

Italy - 1.2%
Passenger Airlines - 1.2%
Ryanair Holdings PLC - ADR	286,155	12,928,483

Japan - 13.6%
Automobiles - 3.3%
Suzuki Motor Corp.	3,117,500	35,102,710
		$–
Electronic Equipment, Instruments & Components - 4.1%
Keyence Corp.	90,283	43,269,227
		$–
Machinery - 3.0%
FANUC Corp.	1,081,792	31,772,676
		$–
Professional Services - 3.2%
Recruit Holdings Co. Ltd.	552,847	33,586,787
Total Japan		143,731,400

Netherlands - 8.1%
Financial Services - 4.6%
Adyen NV (a)(b)	31,010	48,549,962
		$–
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	43,707	36,418,857
Total Netherlands		84,968,819

Singapore - 6.8%
Banks - 3.5%
DBS Group Holdings Ltd.	1,262,277	37,381,469
		$–
Entertainment - 3.3%
Sea Ltd. - ADR (a)	367,385	34,637,058
Total Singapore		72,018,527

Switzerland - 2.2%
Software - 2.2%
Temenos AG	335,982	23,523,452

Taiwan, Province Of China - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	263,924	45,835,681

United States - 10.8%
Commercial Services & Supplies - 4.6%
Waste Connections, Inc.	271,835	48,609,534
		$–
Independent Power and Renewable Electricity Producers - 3.3%
Brookfield Renewable Corp. - Class A	1,055,621	34,476,582
		$–
Software - 2.9%
Atlassian Corp. - Class A (a)	192,643	30,593,635
Total United States		113,679,751
TOTAL COMMON STOCKS (Cost $764,825,686)		1,034,553,738

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class U, 4.84% (e)	17,151,826	17,151,826
TOTAL SHORT-TERM INVESTMENTS (Cost $17,151,826)		17,151,826

TOTAL INVESTMENTS - 99.9% (Cost $781,977,512)		1,051,705,564
Other Assets in Excess of Liabilities - 0.1%		1,123,238
TOTAL NET ASSETS - 100.0%		$1,052,828,802

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $60,622,397 or 5.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Chautauqua International Growth Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Chautauqua International Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$520,774,075	$513,779,663	$–		$1,034,553,738
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	17,151,826	–	–		17,151,826
Total Investments	$537,925,901	$513,779,663	$–	(a)	$1,051,705,564

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.